BANK BORROWINGS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Short-term bank borrowings annual average interest rates	5.75%	6.88%
Credit facilities [Member]
Debt Instrument [Line Items]
Short term credit facility	$ 279.2
Short term credit facility, amount available	42.1
Short term credit facility, amount withdrawn	237.1
Credit facilities [Member] | China Development Bank [Member]
Debt Instrument [Line Items]
Short term credit facility	160.2
Short term credit facility, amount available	$ 23.2
Debt instrument, term	7 years
Credit facilities [Member] | China Development Bank, Secondary Line of Credit [Member]
Debt Instrument [Line Items]
Short term credit facility	$ 50.0
Debt instrument, term	4 years
Credit facilities [Member] | Shanghai Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Short term credit facility	$ 20.0
Short term credit facility, amount available	$ 9.2
Debt instrument, term	6 years
Credit facilities [Member] | Deniz Bank [Member]
Debt Instrument [Line Items]
Short term credit facility	$ 9.0
Short term credit facility, amount available	$ 6.5
Debt instrument, term	3 years
Credit facilities [Member] | Odea Bank [Member]
Debt Instrument [Line Items]
Short term credit facility	$ 2.5
Short term credit facility, amount available	$ 1.3
Debt instrument, term	3 years
Long-term bank borrowings [Member]
Debt Instrument [Line Items]
Long-term bank borrowings have annual average interest rates	5.06%	4.20%
Maturity date, start	Dec. 31, 2016
Maturity date, end	Dec. 31, 2018